PROPERTY, PLANT AND EQUIPMENT - Other disclosures (Details) - BRL (R$) R$ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment
Property, plant and equipment pledged as collateral	R$ 12,856,211	R$ 12,773,662
Property, plant and equipment, interest costs capitalized	R$ 511,650	R$ 359,407
Average monthly rate of interest capitalization	11.78%	12.49%